Segment Reporting	3 Months Ended
Mar. 31, 2020
Segment Reporting [Abstract]
Segment Reporting
Note 3 — Segment Reporting

The Company conducts its business through the following segments: (i) investments in RMBS; (ii) investments in Servicing Related Assets; and (iii) “All Other,” which consists primarily of general and administrative expenses, including fees paid to the Company’s directors and management fees and reimbursements paid to the Manager pursuant to the Management Agreement (see Note 7). For segment reporting purposes, the Company does not allocate interest income on short-term investments or general and administrative expenses.

Summary financial data with respect to the Company’s segments is given below, together with a reconciliation to the same data for the Company as a whole (dollars in thousands):

	Servicing Related Assets	RMBS	All Other	Total
Income Statement
Three Months Ended March 31, 2020
Interest income	$1,641	$18,608	$-	$20,249
Interest expense	1,709	10,582	-	12,291
Net interest income (expense)	(68)	8,026	-	7,958
Servicing fee income	19,519	-	-	19,519
Servicing costs	5,840	-	-	5,840
Net servicing income	13,679	-	-	13,679
Other income (expense)	(78,072)	166	-	(77,906)
Other operating expenses	600	-	4,121	4,721
Benefit from corporate business taxes	(12,154)	-	-	(12,154)
Net Income (Loss)	$(52,907)	$8,192	$(4,121)	$(48,836)

Three Months Ended March 31, 2019
Interest income	$258	$16,711	$-	$16,969
Interest expense	1,188	9,556	-	10,744
Net interest income (expense)	(930)	7,155	-	6,225
Servicing fee income	17,188	-	-	17,188
Servicing costs	3,821	-	-	3,821
Net servicing income	13,367	-	-	13,367
Other expense	(24,967)	(17,956)	-	(42,923)
Other operating expenses	492	-	2,280	2,772
Benefit from corporate business taxes	(3,719)	-	-	(3,719)
Net Loss	$(9,303)	$(10,801)	$(2,280)	$(22,384)

	Servicing Related Assets	RMBS	All Other	Total
Balance Sheet
March 31, 2020
Investments	$222,642	$1,598,999	$-	$1,821,641
Other assets	62,135	133,738	102,980	298,853
Total assets	284,777	1,732,737	102,980	2,120,494
Debt	171,776	1,565,232	-	1,737,008
Other liabilities	13,617	25,289	12,286	51,192
Total liabilities	185,393	1,590,521	12,286	1,788,200
Book value	$99,384	$142,216	$90,694	$332,294

December 31, 2019
Investments	$291,111	$2,508,360	$-	$2,799,471
Other assets	39,742	80,207	25,145	145,094
Total assets	330,853	2,588,567	25,145	2,944,565
Debt	166,989	2,337,638	-	2,504,627
Other liabilities	10,043	16,503	14,017	40,563
Total liabilities	177,032	2,354,141	14,017	2,545,190
Book value	$153,821	$234,426	$11,128	$399,375